CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			135 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Revenue	$ 84,145	$ 2,718	$ 0	$ 93,014
Expenses
Advertising and promotion	149,372	8,610	3,530	155,800
Amortization	26,284	320	18	26,580
Consulting fees	277,825	74,136	9,316	363,482
Filing fees	13,997	838	8,088	31,015
Foreign exchange	8,252	62,198	5,677	332,011
Interest and bank charges	56,147	19,669	34,488	270,191
Management fees	2,326	104,056	107,009	290,119
Mineral property exploration expenditures	0	0	0	8,500
Mineral property option payments	0	0	0	3,428
Office and administrative	527,438	66,664	4,425	568,429
Oil and gas property development expenditures	0	0	0	202,686
Professional fees	338,617	123,878	106,722	785,189
Rent	178,706	0	1,337	217,593
Salaries, wages and benefits	1,135,857	445,834	0	1,581,691
Software development costs	442,579	179,222	70,672	638,660
Travel	102,744	19,490	9	163,817
Total Expenses	3,260,144	1,104,915	351,291	5,639,191
Net Loss For The Period	$ (3,175,999)	$ (1,102,197)	$ (351,291)	$ (5,546,177)
Basic And Diluted Loss Per Common Share	$ (0.05)	$ (0.02)	$ (0.02)
Weighted Average Number Of Common Shares Outstanding	61,940,000	51,313,000	22,312,000